Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The components of the income tax provision are as follows:

(in thousands)	2016	2015
Federal - current	$—	$—
State and local - current	16	12
Federal - deferred	8	6
State and local - deferred	1	1
Total income tax expense	$25	$19

Schedule of Effective Income Tax Rate Reconciliation
The following reconciles the “statutory” federal income tax rate to the effective income tax rate:

	2016	2015
Computed "expected" income tax benefit	(35)%	(35)%
Reduction (increase) in income tax benefit and increase (reduction) in income tax expense resulting from:
State tax, net of federal benefit	—	—
Change in federal valuation allowance	35	35
Other	—	—
Effective income tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to the deferred tax assets and liabilities at December 31, 2016 and 2015 are as follows:

(in thousands)	2016	2015
Deferred income tax assets:
Receivable allowance	$17	$43
Accumulated depreciation	371	214
Restructuring accrual	454	376
Intangible assets	813	484
Compensation expense	634	417
Federal net operating loss carryforward	61,688	58,532
State net operating loss carryforward	5,736	6,040
Accrued expenses	160	344
Deferred rent	57	102
Deferred revenue	83	343
Interest	180	—
Other	10	43
Gross deferred income tax assets	$70,203	$66,938
Valuation allowance	(70,203)	(66,929)
	$—	$9
Deferred income tax liabilities:
Interest	$—	$(9)
Goodwill	(16)	(7)
Gross deferred income tax liabilities	(16)	(16)
Net deferred income tax assets	$(16)	$(7)